10-K Warrants - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Class of Warrant or Right [Line Items]
Liability measured at fair value	$ 39,928,186	$ 60,943,121	$ 39,928,186	$ 60,943,121	$ 65,714,411	$ 43,917,684	$ 1,570,433
Common stock issued from warrant conversion	371,468,806		371,468,806		80,792,496	905,094
Changes in fair value included in operations	$ (27,260,256)	22,097,809	$ (25,786,225)	26,958,428	$ 31,729,718	$ 21,943,239
Common Stock Warrant
Class of Warrant or Right [Line Items]
Life of warrants						2 years
Common stock issued from warrant conversion					278,076,506
Common Stock Warrant | Warrant
Class of Warrant or Right [Line Items]
Liability measured at fair value	$ 4,818,186	13,666,121	4,818,186	13,666,121	$ 14,114,411	$ 6,502,538	0
Changes in fair value included in operations			$ (9,296,225)	7,163,583	7,611,873	$ 6,502,538
Financing Warrants
Class of Warrant or Right [Line Items]
Common stock issued from warrant conversion						306,720,859
Exercise price (in dollars per share)						$ 0.0147
Financing Warrants | Maximum
Class of Warrant or Right [Line Items]
Life of warrants						3 years
Financing Warrants | Minimum
Class of Warrant or Right [Line Items]
Life of warrants						1 year
Seed Preferred
Class of Warrant or Right [Line Items]
Life of warrants								3 years
Common stock issued from warrant conversion						78,274,615
Exercise price (in dollars per share)						$ 0.0074
Class of Warrant or Right, Outstanding						80,302,455
Preferred stock warrants | Warrant
Class of Warrant or Right [Line Items]
Liability measured at fair value		$ 0		0	0	$ 6,417,146	$ 1,570,433
Changes in fair value included in operations				$ 3,515,845	$ 3,515,845	$ 9,649,489